SCHEDULE OF FINANCE EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Interest expense on financial liabilities held for trading	[1]	$ 822	$ 648
Interest expense - other		31	30
Rehabilitation provision - accretion		31	18
Post-retirement benefits - accretion	[2]	31	8
Unrealized loss on currency hedges			21
Finance expenses		915	725
Interest expense		200	200
Additional accretion on debentures		622	$ 448
Retirement benefit		$ 156		$ 199

[1]	The Debentures are recorded at amortized cost and accreted to the principal amount over the term of the Debentures (Note 7). For the three months ended March 31, 2022, $200 (March 31, 2021 – $200) relates to the coupon interest expense, and $622 (March 31, 2022 – $448) relates to accretion using the effective interest rate method.
[2]	Reflects the discounting of post-retirement benefit liabilities. The post-retirement benefit accretion presented in Note 6 includes current service cost accretion of $156 (December 31, 2021 – $199) recorded in cost of sales.